UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22169
Dreyfus Institutional Reserves Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
3/31
Date of reporting period:
9/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
Dreyfus Institutional Preferred Government Money Market Fund
ITEM 1 - Reports to Stockholders

Dreyfus Institutional Preferred Government Money Market Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Institutional Shares – DSVXX
This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$5	0.10%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings
$36,308	141
Portfolio Holdings (as of 9/30/25 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
41.3%
U.S. Treasury Bills
29.7%
U.S. Government Agencies Obligations
15.9%
U.S. Treasury Floating Rate Notes
7.8%
U.S. Treasury Notes
2.7%
Net Other Assets and Liabilities
2.6%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6546SA0925
Dreyfus Institutional Preferred Government Money Market Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Hamilton Shares – DSHXX
This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares*	$8	0.15%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings
$36,308	141
Portfolio Holdings (as of 9/30/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6542SA0925

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Institutional Preferred Government Money Market Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2025
Share Class	Ticker
Institutional Shares	DSVXX
Hamilton Shares	DSHXX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Institutional Preferred Government Money Market Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 15.9%
Federal Farm Credit Banks:
10/1/2025, Bonds (3 Month SOFR +0.10%)(a)	4.34	45,000,000	45,000,000
10/1/2025, Bonds (3 Month SOFR +0.10%)(a)	4.34	14,000,000	14,000,000
10/1/2025, Bonds (3 Month SOFR +0.12%)(a)	4.36	30,000,000	30,000,000
10/1/2025, Bonds (3 Month SOFR +0.13%)(a)	4.37	38,000,000	38,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	29,200,000	29,200,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	35,000,000	35,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	60,000,000	60,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	11,000,000	11,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	28,700,000	28,700,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	14,000,000	14,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	10,000,000	10,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	10,000,000	10,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	17,000,000	17,000,000
10/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.39	20,000,000	20,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.13%)(a)	4.37	50,000,000	50,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.13%)(a)	4.37	29,200,000	29,200,000
Federal Home Loan Banks:
10/1/2025, Bonds (3 Month SOFR +0.01%)(a)	4.25	89,000,000	89,000,000
10/1/2025, Bonds (3 Month SOFR +0.02%)(a)	4.26	90,000,000	90,000,000
10/1/2025, Bonds (3 Month SOFR +0.03%)(a)	4.27	89,200,000	89,200,000
10/1/2025, Bonds (3 Month SOFR +0.10%)(a)	4.34	83,100,000	83,100,000
10/1/2025, Bonds (3 Month SOFR +0.11%)(a)	4.35	18,000,000	18,000,000
10/1/2025, Bonds (3 Month SOFR +0.12%)(a)	4.36	69,000,000	69,000,000
10/1/2025, Bonds (3 Month SOFR +0.12%)(a)	4.36	17,500,000	17,500,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	75,000,000	75,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	20,000,000	20,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	28,000,000	28,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	34,000,000	34,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	41,000,000	41,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	74,000,000	74,000,000
10/1/2025, Bonds (3 Month SOFR +0.14%)(a)	4.38	40,100,000	40,100,000
10/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.39	75,000,000	75,000,000
10/1/2025, Bonds (3 Month SOFR +0.15%)(a)	4.39	70,000,000	70,000,000
10/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.40	60,000,000	60,000,000
10/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.40	70,000,000	70,000,000
10/1/2025, Bonds (3 Month SOFR +0.16%)(a)	4.40	105,000,000	105,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	4.27	51,000,000	51,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.10%)(a)	4.34	24,900,000	24,900,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	4.38	72,000,000	72,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR +0.16%)(a)	4.40	140,000,000	140,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.24	153,000,000	153,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.24	40,700,000	40,700,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.24	200,000,000	200,000,000
10/1/2025, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	4.24	90,000,000	90,000,000
10/1/2025, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	4.25	82,300,000	82,300,000
10/1/2025, Bonds, Ser. 2 (3 Month SOFR +0.02%)(a)	4.26	232,000,000	232,000,000
10/1/2025, Bonds, Ser. 2 (SOFR +0.01% at Maturity)(a)	4.25	82,100,000	82,100,000

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 15.9% (continued)
Federal Home Loan Banks (continued):
10/1/2025, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	4.24	138,100,000	138,100,000
10/1/2025, Bonds, Ser. 4 (3 Month SOFR +0.03%)(a)	4.27	234,000,000	234,000,000
10/1/2025, Bonds, Ser. 5 (3 Month SOFR FLAT)(a)	4.24	250,000,000	250,000,000
10/23/2025, Notes(b)	4.33	167,100,000	166,665,494
11/5/2025, Notes(b)	4.21	83,400,000	83,064,315
11/13/2025, Notes(b)	4.21	82,000,000	81,595,000
11/19/2025, Notes(b)	4.23	150,000,000	149,152,708
11/21/2025, Notes(b)	4.23	50,000,000	49,705,971
12/8/2025, Notes(b)	4.03	82,000,000	81,388,963
2/5/2026, Notes(b)	4.06	83,500,000	82,336,451
2/20/2026, Notes(b)	4.10	74,000,000	72,836,823
3/13/2026, Bonds	4.40	73,757,833	73,757,833
4/20/2026, Bonds	4.25	159,900,000	159,900,000
5/13/2026, Bonds	4.13	168,000,000	168,000,000
5/22/2026, Bonds	4.25	164,000,000	164,000,000
5/28/2026, Bonds	4.21	165,000,000	165,000,000
6/3/2026, Bonds	4.03	170,000,000	170,000,000
6/9/2026, Bonds	4.16	168,900,000	168,900,000
6/10/2026, Bonds	3.86	163,000,000	163,000,000
Federal Home Loan Mortgage Corp.:
10/1/2025, Notes (3 Month SOFR +0.11%)(a),(c)	4.35	25,000,000	25,000,000
10/1/2025, Notes (3 Month SOFR +0.12%)(a),(c)	4.36	39,400,000	39,400,000
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	22,000,000	22,000,000
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	73,000,000	73,000,000
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	33,100,000	33,100,000
Federal National Mortgage Association:
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	37,000,000	37,000,000
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	64,000,000	64,000,000
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	37,000,000	37,000,000
10/1/2025, Notes (3 Month SOFR +0.14%)(a),(c)	4.38	47,000,000	47,000,000
Total U.S. Government Agencies Obligations (cost $5,755,903,558)			5,755,903,558
U.S. Treasury Bills — 29.7%
10/9/2025(b)	4.07	325,000,000	324,710,400
10/14/2025(b)	4.18	694,000,000	692,967,352
10/16/2025(b)	4.22	421,100,000	420,370,604
10/21/2025(b)	4.30	300,000,000	299,294,166
10/23/2025(b)	4.23	366,000,000	365,068,141
10/30/2025(b)	4.26	443,000,000	441,504,244
11/4/2025(b)	4.26	323,000,000	321,723,342
11/6/2025(b)	4.24	339,000,000	337,588,066
11/12/2025(b)	4.07	750,000,000	746,500,002
11/13/2025(b)	4.20	542,000,000	539,330,267
11/18/2025(b)	4.31	104,000,000	103,413,440
11/20/2025(b)	4.21	345,900,000	343,915,040
11/25/2025(b)	4.31	641,000,000	636,862,435
11/28/2025(b)	4.26	524,000,000	520,476,725
12/2/2025(b)	4.30	490,000,000	486,447,227
12/4/2025(b)	4.24	312,000,000	309,698,133
12/11/2025(b)	4.15	389,000,000	385,886,137

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 29.7% (continued)
12/16/2025(b)	4.14	365,000,000	361,879,250
12/18/2025(b)	4.25	171,000,000	169,460,572
12/26/2025(b)	4.17	396,000,000	392,149,780
1/2/2026(b)	4.21	170,000,000	168,195,025
1/13/2026(b)	3.95	120,000,000	118,665,333
1/22/2026(b)	4.15	435,000,000	429,477,361
1/29/2026(b)	4.24	234,860,000	231,634,589
2/12/2026(b)	4.09	324,000,000	319,212,179
2/19/2026(b)	4.11	466,000,000	458,708,831
3/12/2026(b)	3.85	169,000,000	166,163,335
3/19/2026(b)	3.98	280,000,000	274,933,286
5/14/2026(b)	4.08	237,800,000	231,959,037
7/9/2026(b)	4.11	203,000,000	196,780,729
Total U.S. Treasury Bills (cost $10,794,975,028)			10,794,975,028
U.S. Treasury Floating Rate Notes — 7.8%
10/1/2025 (3 Month USBMMY +0.10%)(a)	4.00	541,000,000	540,992,209
10/1/2025 (3 Month USBMMY +0.15%)(a)	4.05	500,000,000	500,000,467
10/1/2025 (3 Month USBMMY +0.16%)(a)	4.06	170,000,000	170,000,000
10/1/2025 (3 Month USBMMY +0.16%)(a)	4.06	445,900,000	445,661,336
10/1/2025 (3 Month USBMMY +0.17%)(a)	4.07	220,000,000	220,000,000
10/1/2025 (3 Month USBMMY +0.18%)(a)	4.08	388,000,000	387,783,442
10/1/2025 (3 Month USBMMY +0.205%)(a)	4.10	353,000,000	353,166,864
10/1/2025 (3 Month USBMMY +0.245%)(a)	4.14	230,500,000	230,527,953
Total U.S. Treasury Floating Rate Notes (cost $2,848,132,271)			2,848,132,271
U.S. Treasury Notes — 2.7%
10/31/2025	0.25	60,500,000	60,299,994
10/31/2025	5.00	42,000,000	42,020,450
11/30/2025	2.88	33,900,000	33,819,474
11/30/2025	0.38	40,000,000	39,751,027
11/30/2025	4.88	48,800,000	48,839,120
12/31/2025	0.38	10,000,000	9,906,230
1/31/2026	4.25	51,000,000	50,991,784
2/15/2026	1.63	43,000,000	42,579,507
2/28/2026	4.63	209,800,000	210,088,166
3/31/2026	4.50	43,000,000	43,074,130
5/15/2026	1.63	1,500,000	1,478,022
5/31/2026	4.88	54,200,000	54,437,069
6/30/2026	0.88	35,000,000	34,170,388
6/30/2026	4.63	59,000,000	59,198,132
7/31/2026	4.38	15,800,000	15,882,358
8/31/2026	3.75	55,000,000	55,020,921
9/30/2026	0.88	150,000,000	145,866,631
9/30/2026	3.50	20,000,000	19,964,167
10/15/2026	4.63	15,300,000	15,444,598
Total U.S. Treasury Notes (cost $982,832,168)			982,832,168

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 41.3%
Banco Santander SA, Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $2,000,225,000 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-7.00%, due 4/1/2041-10/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 8/1/2030-9/1/2057, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-8.50%, due 2/20/2033-8/20/2064, U.S. Treasuries (including strips), 3.50%-4.00%, due 2/15/2033-11/15/2052, valued at $2,040,000,097)	4.05	2,000,000,000	2,000,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $1,500,172,917 (fully collateralized by: U.S. Treasuries (including strips), 1.25%-4.38%, due 5/15/2026- 5/15/2050, valued at $1,530,000,017)	4.15	1,500,000,000	1,500,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $350,040,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 12/31/2025- 2/15/2043, valued at $357,000,038)	4.20	350,000,000	350,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 9/30/2025, due at 10/1/2025 in the amount of $1,000,116,667 (fully collateralized by: U.S. Treasuries (including strips), 2.88%-5.00%, due 8/15/2033-11/15/2052, valued at $1,020,000,000)	4.20	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 9/30/2025, due at 10/1/2025 in the amount of $900,105,000 (fully collateralized by: U.S. Treasuries (including strips), 3.75%-4.62%, due 6/15/2027-6/30/2027, valued at $918,000,183)	4.20	900,000,000	900,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $3,500,409,306 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-5.50%, due 6/1/2040-9/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-8.00%, due 12/1/2031-1/1/2061, valued at $3,570,000,001)	4.21	3,500,000,000	3,500,000,000
J.P. Morgan Securities LLC, (1 Month SOFR + 0.01%), Tri-Party Agreement thru BNY, dated 9/30/2025, due at interest rate reset date of 10/1/2025 in the amount of $200,694,222 and a maturity date of 10/7/2025 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 5.50%-6.50%, due 9/1/2040-10/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.00%, due 9/1/2033- 10/1/2055, valued at $204,000,001)(a),(d),(e)	4.25	200,000,000	200,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $195,022,750 (fully collateralized by: Tennessee Valley Authority-Agency Debentures and Agency Strips, 4.63%, due 9/15/2060, U.S. Treasuries (including strips), 0.13%-4.88%, due 11/30/2026-2/15/2054, valued at $198,900,053)	4.20	195,000,000	195,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 41.3% (continued)
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $5,000,583,333 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-6.13%, due 2/28/2026-2/15/2054, valued at $5,100,000,044)	4.20	5,000,000,000	5,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 9/30/2025, due at 10/1/2025 in the amount of $350,040,931 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 5/1/2028-9/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-6.00%, due 11/1/2028-5/1/2055, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 3/20/2046-7/20/2054, U.S. Treasuries (including strips), 0.13%-4.63%, due 11/15/2025-2/15/2035, valued at $357,000,100)	4.21	350,000,000	350,000,000
Total Repurchase Agreements (cost $14,995,000,000)			14,995,000,000
Total Investments (cost $35,376,843,025)		97.4%	35,376,843,025
Cash and Receivables (Net)		2.6%	931,151,835
Net Assets		100.0%	36,307,994,860

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Evergreen Repurchase agreement—Either party may terminate the agreement on demand specified in the agreement. Interest rate, principal amount and collateral are redetermined periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

(e)	The securities have a put feature of which the fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	20,381,843,025	20,381,843,025
Repurchase agreements, at value and amortized cost—Note 1(b)	14,995,000,000	14,995,000,000
Cash		883,528,852
Interest receivable		63,037,392
Receivable for shares of Beneficial Interest subscribed		1,391,679
		36,324,800,948
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		2,855,968
Payable for investment securities purchased		10,000,000
Payable for shares of Beneficial Interest redeemed		3,944,627
Trustees’ fees and expenses payable		5,493
		16,806,088
Net Assets ($)		36,307,994,860
Composition of Net Assets ($):
Paid-in capital		36,307,984,166
Total distributable earnings (loss)		10,694
Net Assets ($)		36,307,994,860

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	33,471,919,106	2,836,075,754
Shares Outstanding	33,470,218,118	2,835,878,903
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2025 (Unaudited)

Investment Income ($):
Interest Income	702,441,764
Expenses:
Management fee—Note 2(a)	16,163,111
Shareholder servicing costs—Note 2(b)	776,052
Trustees’ fees—Notes 2(a) and 2(c)	655,500
Total Expenses	17,594,663
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(655,500)
Net Expenses	16,939,163
Net Investment Income, representing net increase in net assets resulting from operations	685,502,601
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Operations ($):
Net investment income, representing net increase in net assets resulting from operations	685,502,601	1,285,242,278
Distributions ($):
Distributions to shareholders:
Institutional Shares	(620,333,321)	(1,180,834,047)
Hamilton Shares	(65,168,254)	(104,399,735)
Total Distributions	(685,501,575)	(1,285,233,782)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	96,453,098,167	151,729,825,759
Hamilton Shares	7,671,500,200	9,877,123,580
Distributions reinvested:
Institutional Shares	243,530,892	556,308,713
Hamilton Shares	68,786	192,765
Cost of shares redeemed:
Institutional Shares	(89,765,183,745)	(146,399,980,144)
Hamilton Shares	(7,613,034,054)	(8,744,245,256)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,989,980,246	7,019,225,417
Total Increase (Decrease) in Net Assets	6,989,981,272	7,019,233,913
Net Assets ($):
Beginning of Period	29,318,013,588	22,298,779,675
End of Period	36,307,994,860	29,318,013,588
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
Institutional Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.049	.052	.027	.000 (a)	.001
Distributions:
Dividends from net investment income	(.021 )	(.049 )	(.052 )	(.027 )	(.000 )(a)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.15 (b)	4.97	5.33	2.74	.02	.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10 (c)	.10	.11	.11	.11	.14
Ratio of net expenses to average net assets(d)	.10 (c)	.10	.10	.10	.06 (e)	.10 (e)
Ratio of net investment income to average net assets(d)	4.25 (c)	4.82	5.21	3.27	.02 (e)	.07 (e)
Net Assets, end of period ($ x 1,000)	33,471,919	26,540,494	20,654,373	17,649,590	4,985,966	7,022,544

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
Hamilton Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.048	.052	.027	.000 (b)	.001
Distributions:
Dividends from net investment income	(.021 )	(.048 )	(.052 )	(.027 )	(.000 )(b)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.12 (c)	4.92	5.28	2.69	.02	.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15 (d)	.15	.16	.16	.16	.20
Ratio of net expenses to average net assets(e)	.15 (d)	.15	.15	.15	.07 (f)	.13 (f)
Ratio of net investment income to average net assets(e)	4.20 (d)	4.77	5.16	2.50	.02 (f)	.05 (f)
Net Assets, end of period ($ x 1,000)	2,836,076	2,777,520	1,644,407	1,554,718	1,366,939	1,447,000

(a)	Effective February 1, 2021, Premier shares of the fund were converted to Hamilton shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Dreyfus Institutional Preferred Government Money Market Fund (the “fund”), is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Corporation (the “Sub-Adviser”), an indirect, wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without sales charge.  The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional and Hamilton. Institutional and Hamilton shares are sold at net asset value per share generally to institutional investors. Hamilton shares are subject to a Shareholder Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	5,755,903,558	—	5,755,903,558
U.S. Treasury Bills	—	10,794,975,028	—	10,794,975,028
U.S. Treasury Floating Rate Notes	—	2,848,132,271	—	2,848,132,271
U.S. Treasury Notes	—	982,832,168	—	982,832,168
Repurchase Agreements	—	14,995,000,000	—	14,995,000,000
	—	35,376,843,025	—	35,376,843,025

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	14,995,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(14,995,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended March 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $506 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2025 was as follows: ordinary income $1,285,233,782. The tax character of current year distributions will be determined at the end of the current fiscal year.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return and ratios within the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fee in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended September 30, 2025, fees reimbursed by the Adviser amounted to $655,500.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the fund’s Shareholder Services Plan, with respect to the Hamilton shares, pursuant to which the fund pays the Distributor for advertising, marketing and for providing certain services relating to the shareholders of this class. Pursuant to the Shareholder Services Plan, the fund will pay the Distributor at an annual rate of .05% of the value of Hamilton shares’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a ”service fee“ as defined under the Conduct Rules of the Financial Industry Regulatory Authority (”FINRA“), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended September 30, 2025, Hamilton shares were charged $776,052, pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $2,878,765 and Shareholder Services Plan fees of $112,203, which are offset against an expense reimbursement currently in effect in the amount of $135,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on May 21, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional U.S. government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds (the “Performance Universe”), all for various periods ended March 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or slightly above the Performance Group median for all periods, and was at or slightly above the Performance Universe median for all periods, except for the one-year period when the fund’s gross total return performance was slightly below the Performance Universe median. The Board also considered that the fund’s net total return performance was above the Performance Group and the Performance Universe medians, and ranked in the first quartile of the Performance Group and the Performance Universe, for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary fee” structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that, for the past fiscal year, the fund paid the Adviser an effective management fee at a lower rate pursuant to a contractual undertaking of the Adviser to reduce its fees pursuant to the Management Agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the Independent Trustees and independent counsel to the fund and to the Independent Trustees (which amount was approximately .01% for the past fiscal year). This contractual undertaking may not be amended without the approval of the fund’s shareholders.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6546NCSRSA0925

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)